Payables and accruals (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Payables and accruals
Trade payables	SFr 2,216,147	SFr 1,148,801
Social security and other taxes	107,415	14,921
Accrued expenses	1,872,849	957,362
Total payables and accruals	SFr 4,196,411	SFr 2,121,084
Maturity period of payables	3 months